Concentration of Major Customers (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue Benchmark [Member]
Concentration of Major Customers (Details) [Line Items]
Number of customers	5	2
Revenue Benchmark [Member] | Major Customer One [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk percentage	18.00%	31.00%
Revenue Benchmark [Member] | Major Customer Two [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk percentage	16.00%	29.00%
Revenue Benchmark [Member] | Major Customer Three [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk percentage	15.00%
Revenue Benchmark [Member] | Major Customer four [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk percentage	13.00%
Revenue Benchmark [Member] | Major Customer Five [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk percentage	13.00%
Revenue Benchmark [Member] | Financial Services Sector [Member]
Concentration of Major Customers (Details) [Line Items]
Number of customers		2
Revenue Benchmark [Member] | Financial Services Sector [Member] | Major Customer Two [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk percentage		37.00%
Revenue Benchmark [Member] | Financial Services Sector [Member] | Major Customer Three [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk percentage		15.00%
Revenue Benchmark [Member] | Chain Trading Business [Member]
Concentration of Major Customers (Details) [Line Items]
Number of customers		2
Revenue Benchmark [Member] | Chain Trading Business [Member] | Major Customer Two [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk percentage		71.00%
Revenue Benchmark [Member] | Chain Trading Business [Member] | Major Customer Three [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk percentage		10.00%
Accounts Receivable [Member]
Concentration of Major Customers (Details) [Line Items]
Number of customers	2
Accounts Receivable [Member] | Major Customer One [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk percentage	11.00%
Accounts Receivable [Member] | Major Customer Two [Member]
Concentration of Major Customers (Details) [Line Items]
Concentration risk percentage	20.00%